Cover	Nov. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Entity File Number	001-34106
Entity Registrant Name	VERUS INTERNATIONAL, INC.
Entity Central Index Key	0001430523
Entity Tax Identification Number	11-3820796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 Greenbriar Drive
Entity Address, City or Town	Stafford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77477
City Area Code	(301)
Local Phone Number	329-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false